June 2, 1999



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

ATTN:     Ms. Patsy Mengiste, Document Control - EDGAR

Re:       IDS Precious Metals Fund, Inc.
          File No. 2-93745/811-4132

Dear Ms. Mengiste:

Registrant certifies that the form of prospectus and Statement of Additional that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statment or Amendment has been filed electronically.

Sincerely,

IDS PRECIOUS METALS FUND, INC.



/s/ Leslie L. Ogg
    Leslie L. Ogg
    Vice President, General Counsel and Secretary

LLO/KB/ps